CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts	$ 1,286,120	$ 1,295,149
Accounts payable	24,780,899	5,432,505
Short-term bank borrowings and current portion of long-term bank borrowings		3,193,381
Accrued salary and benefits	4,535,133	3,244,931
Accrued expenses and other current liabilities	3,582,160	2,422,313
Deferred revenue	344,361	521,640
Convertible redeemable preferred shares, redemption value	$ 0	$ 209,694,647
Ordinary shares, par value		$ 0.00001
Ordinary shares, shares authorized	15,000,000,000	2,920,061,989
Ordinary shares, shares issued		898,393,690
Ordinary shares, shares outstanding		898,393,690
Treasury Stock, Shares	15,550,500	0
Class A
Ordinary shares, par value	$ 0.00001
Ordinary shares, shares authorized	13,750,000,000
Ordinary shares, shares issued	2,949,757,236
Ordinary shares, shares outstanding	2,934,206,736
Class B
Ordinary shares, par value	$ 0.00001
Ordinary shares, shares authorized	250,000,000
Ordinary shares, shares issued	246,224,465
Ordinary shares, shares outstanding	246,224,465
VIEs
Accounts payable	$ 570,504	$ 107,568
Short-term bank borrowings and current portion of long-term bank borrowings	0	790,816
Accrued salary and benefits	416,749	269,245
Accrued expenses and other current liabilities	518,357	951,817
Deferred revenue	$ 157,793	$ 276,812